Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Martin Currie SMASh Series EM Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Martin Currie SMASh Series EM Fund
Account Value	$ 11,169	$ 11,116	$ 10,059	$ 13,632	$ 9,258	$ 8,272	$ 9,250
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 13,064	11,903	10,495	12,386	9,693	9,629	9,854
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 11,036	$ 10,385	$ 9,585	$ 11,995	$ 9,943	$ 9,332	$ 9,539